S000075390 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
William Blair Emerging Markets ex China Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	28.18%	13.49%	24.75%